Schedule - Valuation and Qualifying Accounts (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2015	Sep. 30, 2014
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowances on deferred tax assets written off against the deferred tax assets	$ 7,707	$ 2,235	$ 9,641
Series of Individually Immaterial Business Acquisitions [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Allowances for accounts receivable acquired	$ 109